ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
ACQUISITION

3.                                      ACQUISITION

In effort to diversify its service offerings to primary and secondary school students, in June 2012, Xueda Information acquired 60% of the equity interest of Beijing Weland International Education and Technology Corp., (“Weland”) for a total cash consideration of $2,961. Weland provides services to students in the PRC for short-term overseas studies, including hosting the Model United Nations Conference. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at fair value at the date of acquisition, resulting in a goodwill balance of $2,795. The net revenue and net loss of Weland in the amount of $831 and $540, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2012.

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Purchase price allocation		Useful life

Cash and cash equivalents	$1,765
Advance to suppliers	62
Acquired intangible assets
- Trademark	408	10 years
- Non-compete agreement	188	5 years
Fixed assets	4
Total assets acquired	2,427
Deferred tax liabilities	(150)
Liabilities assumed	(540)
Noncontrolling interest	(1,571)
Total net assets	166
Goodwill	2,795
Total	$2,961

The following summary of unaudited pro forma results of operations for the years ended December 31, 2011 and 2012 were presented with the assumption that the significant acquisitions during the year ended December 31, 2012 occurred as of January 1, 2011. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisitions occurred as of January 1, 2012, nor are they indicative of future operating results.

	Years ended December 31,
	2011	2012

Pro forma net revenue	227,436	296,548
Pro forma net income attributable to Xueda Education Group	4,999	2,414
Pro forma net income per ordinary share-basic	0.04	0.02
Pro forma net income per ordinary share-diluted	0.04	0.02